Reconciliation of Financial Statements to form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available for Benefits and Changes in Net Assets

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31:

	2025	2024
Net assets available for benefits per the financial statements	$259,357,642	$245,348,884
Loans deemed as distributed	(68,532)	(1,150,456)
Net assets available for benefits per the Form 5500	$259,289,110	$244,198,428

The following is a reconciliation of the change in net assets per the financial statements to net income per the Form 5500 for the year ended December 31, 2025:

Net increase in net assets per the financial statements	$14,008,758
Net adjustment from loans deemed as distributed	1,081,924
Net change per the Form 5500	$15,090,682